Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000099049 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000099049 [Member] | Pop Mart International Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000099049 [Member] | Industrias Penoles S A B de C V [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000099049 [Member] | Wan Hai Lines Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000099049 [Member] | Embraer S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000099049 [Member] | Xiaomi Corp Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000099049 [Member] | Magyar Telekom Telecommunications PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000099049 [Member] | Aselsan Elektronik Sanayi Ve Ticaret A S [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000099049 [Member] | Prologis Property Mexico S A de C V [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000099049 [Member] | Shandong Gold Mining Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000099049 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000099049 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000099049 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000099049 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000099049 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
C000099049 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000099049 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000099049 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000099049 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000099049 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000099050 [Member] | Commerzbank AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099050 [Member] | Fresnillo PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000099050 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000099050 [Member] | Indra Sistemas S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099050 [Member] | Alpha Bank S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099050 [Member] | Auto1 Group SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099050 [Member] | STMicroelectronics N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099050 [Member] | Hensoldt AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099050 [Member] | Babcock International Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099050 [Member] | Vend Marketplaces ASA [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099050 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000099050 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
C000099050 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000099050 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000099050 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000099050 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000099050 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000099050 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000099050 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000099050 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000099051 [Member] | Industrias Penoles S A B de C V [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000099051 [Member] | Embraer S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000099051 [Member] | Prologis Property Mexico S A de C V [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000099051 [Member] | Porto Seguro S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000099051 [Member] | El Puerto de Liverpool S A B de C V Series C1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000099051 [Member] | PRIO S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000099051 [Member] | Cencosud S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000099051 [Member] | Cia Energetica de Minas Gerais [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000099051 [Member] | Coca Cola Femsa S A B de C V [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000099051 [Member] | Telefonica Brasil S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000099051 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000099051 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%
C000099051 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099051 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000099051 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000099051 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000099051 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000099051 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000099051 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000099051 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000099052 [Member] | Embraer S A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000099052 [Member] | Cia de Saneamento de Minas Gerais Copasa MG [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000099052 [Member] | Cia De Sanena Do Parana [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000099052 [Member] | Porto Seguro S A [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000099052 [Member] | Marfrig Global Foods S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000099052 [Member] | TIM S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000099052 [Member] | Vibra Energia S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000099052 [Member] | Pagseguro Digital Ltd Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000099052 [Member] | JBS N V BDR [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000099052 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000099052 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000099052 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
C000099052 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000099052 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000099052 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000099052 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000099052 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000099052 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000099052 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000099052 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.90%
C000099053 [Member] | Pop Mart International Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000099053 [Member] | Xiaomi Corp Class B [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000099053 [Member] | China Hongqiao Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000099053 [Member] | People s Insurance Co Group of China The Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000099053 [Member] | Orient Overseas International Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000099053 [Member] | Goldwind Science And Technology Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000099053 [Member] | China Reinsurance Group Corp Class H [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000099053 [Member] | PetroChina Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000099053 [Member] | BOC Aviation Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000099053 [Member] | Geely Automobile Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000099053 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000099053 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000099053 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000099053 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000099053 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000099053 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
C000099053 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000099053 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000099053 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000099053 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000099054 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000099054 [Member] | IHI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000099054 [Member] | Ryohin Keikaku Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000099054 [Member] | Kawasaki Heavy Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000099054 [Member] | Sanrio Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000099054 [Member] | T And D Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000099054 [Member] | Central Japan Railway Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000099054 [Member] | Sumitomo Electric Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000099054 [Member] | Chubu Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000099054 [Member] | Sompo Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000099054 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000099054 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000099054 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000099054 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000099054 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%
C000099054 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000099054 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000099054 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000099054 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000099054 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000099056 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099056 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000099056 [Member] | Hyundai Rotem Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000099056 [Member] | Hanwha Systems Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099056 [Member] | Fresnillo PLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000099056 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000099056 [Member] | IHI Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099056 [Member] | Phoenix Financial Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099056 [Member] | Indra Sistemas S A [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099056 [Member] | Alpha Bank S A [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000099056 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000099056 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
C000099056 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000099056 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000099056 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.10%
C000099056 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000099056 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000099056 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000099056 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000099056 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000099057 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000099057 [Member] | Hyundai Rotem Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000099057 [Member] | Hanwha Systems Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000099057 [Member] | Doosan Enerbility Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000099057 [Member] | Samyang Foods Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000099057 [Member] | Korea Electric Power Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000099057 [Member] | Hanwha Aerospace Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000099057 [Member] | Samsung Heavy Industries Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000099057 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000099057 [Member] | Hanwha Ocean Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000099057 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000099057 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000099057 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000099057 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000099057 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000099057 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
C000099057 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000099057 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000099057 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000099057 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000111808 [Member] | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000111808 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000111808 [Member] | Deutsche Bank AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000111808 [Member] | Heidelberg Materials AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000111808 [Member] | Commerzbank AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000111808 [Member] | HOCHTIEF AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000111808 [Member] | Volkswagen AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000111808 [Member] | RWE AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000111808 [Member] | Bayerische Motoren Werke AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000111808 [Member] | Deutsche Lufthansa AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000111808 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000111808 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000111808 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000111808 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000111808 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%
C000111808 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.40%
C000111808 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000111808 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000111808 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000111810 [Member] | Swissquote Group Holding S A [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000111810 [Member] | Accelleron Industries AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000111810 [Member] | BKW AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000111810 [Member] | Holcim AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000111810 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000111810 [Member] | Swiss Re AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000111810 [Member] | Helvetia Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000111810 [Member] | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000111810 [Member] | Julius Baer Group Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000111810 [Member] | Swisscom AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000111810 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
C000111810 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000111810 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000111810 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000111810 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000111810 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%
C000111810 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000111810 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000111810 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000111810 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000111811 [Member] | Jio Financial Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111811 [Member] | IndusInd Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111811 [Member] | Shriram Finance Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111811 [Member] | Adani Ports And Special Economic Zone Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111811 [Member] | Bharat Electronics Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111811 [Member] | HDFC Life Insurance Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | Adani Enterprises Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | Power Grid Corp of India Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | UltraTech Cement Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | Hindalco Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000111811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%
C000111811 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000111811 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111811 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000111811 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000111811 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000111811 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000111811 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000111811 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000111812 [Member] | Fresnillo PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000111812 [Member] | St James s Place PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000111812 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000111812 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000111812 [Member] | Standard Chartered PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000111812 [Member] | Kingfisher PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000111812 [Member] | Hiscox Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000111812 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000111812 [Member] | Beazley PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000111812 [Member] | Vodafone Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000111812 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000111812 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.00%
C000111812 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111812 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000111812 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
C000111812 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000111812 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000111812 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000111812 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000111812 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000112036 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000112036 [Member] | Metaplanet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000112036 [Member] | Hanwha Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000112036 [Member] | Hyundai Engineering And Construction Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000112036 [Member] | Hyosung Heavy Industries Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000112036 [Member] | Harel Insurance Investments And Financial Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000112036 [Member] | Nissin Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000112036 [Member] | HDC Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000112036 [Member] | Food And Life Cos Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000112036 [Member] | Oki Electric Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000112036 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000112036 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000112036 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000112036 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000112036 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%
C000112036 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000112036 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
C000112036 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000112036 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%
C000112036 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000112037 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000112037 [Member] | Newborn Town Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000112037 [Member] | Cia de Saneamento de Minas Gerais Copasa MG [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000112037 [Member] | Cia De Sanena Do Parana [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000112037 [Member] | XD Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000112037 [Member] | Tauron Polska Energia S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000112037 [Member] | DigiPlus Interactive Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000112037 [Member] | Cogna Educacao S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000112037 [Member] | MAS PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000112037 [Member] | ThreeSBio Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000112037 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000112037 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000112037 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000112037 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000112037 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
C000112037 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000112037 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000112037 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000112037 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000112037 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000147004 [Member] | Rheinmetall AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147004 [Member] | Commerzbank AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147004 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000147004 [Member] | Indra Sistemas S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147004 [Member] | Alpha Bank S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147004 [Member] | Auto1 Group SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147004 [Member] | STMicroelectronics N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147004 [Member] | Hensoldt AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147004 [Member] | Lottomatica Group S p A [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000147004 [Member] | Sofina S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000147004 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000147004 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%
C000147004 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000147004 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000147004 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000147004 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000147004 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000147004 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000147004 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000147004 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%